COMMITMENTS CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Commitments
	September 30, 2024	December 31, 2023
Not later than one year	$189	$714
Later than one year and not later than five years	1,173	1,241
Later than five years	3,710	3,965
	$5,072	$5,920